Net Income Per Share (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Equity Option [Member]
Net Income Per Share [Line Items]
Share options	185,434	1,195,500
Warrant [Member]
Net Income Per Share [Line Items]
Warrants exercisable	609,756	909,255	683,935	841,848
Weighted average price per share (in Dollars per share)	$ 5.22	$ 2.8	$ 5.64	$ 2.94